Long-Term Investments - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Balance sheet data:
Current assets	¥ 3,779,680		¥ 3,466,910		$ 517,814
Non-current assets	1,724,621		2,166,274		236,272
Current liabilities	3,081,781		2,728,145		422,202
Non-current liabilities	215,394		244,483		29,509
Operating data:
Gross profit	545,195	$ 74,691	437,563	¥ 631,505
Net loss	(601,586)	(82,416)	(593,869)	(520,691)
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Balance sheet data:
Current assets	195,615		514,186		26,799
Non-current assets	1,155,477		1,298,749		158,300
Current liabilities	48,443		89,210		6,637
Non-current liabilities	8,632		5,843		$ 1,183
Operating data:
Revenues	75,805	10,385	156,948	755,532
Gross profit	(12,085)	(1,656)	19,206	285,140
Operating loss	(150,914)	(20,675)	(64,535)	(10,022)
Net loss	¥ (148,523)	$ (20,348)	¥ (60,929)	¥ (8,133)